Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALPS Variable Investment Trust
Entity Central Index Key	0001382990
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Morningstar Conservative ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Conservative ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/cetfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%*

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation - I	7.97%	2.76%	3.16%
Conservative Blended Benchmark-1(a)	8.79%	2.66%	3.75%
Blended Secondary Benchmark(b)	7.86%	2.96%	4.24%
Bloomberg US Aggregate Bond Index*	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 28,765,499
Holdings Count | shares	16
Advisory Fees Paid, Amount	$ 41,662
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$28,765,499
Number of Portfolio Holdings	16
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$41,662

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Conservative ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Conservative ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	CETFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio" or "CETFX") for the period of January 1, 2025 to June 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/cetfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$39	0.78%*

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation - II	7.76%	2.52%	2.91%
Conservative Blended Benchmark-1(a)	8.79%	2.66%	3.75%
Blended Secondary Benchmark(b)	7.86%	2.96%	4.24%
Bloomberg US Aggregate Bond Index*	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 28,765,499
Holdings Count | shares	16
Advisory Fees Paid, Amount	$ 41,662
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$28,765,499
Number of Portfolio Holdings	16
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$41,662

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Income and Growth ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/ietfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%*

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Morningstar Income and Growth ETF Asset Allocation Portfolio (Class I) - $16,031
Income & Growth Blended Benchmark-1 (40% Equity) - $17,323
Blended Secondary Benchmark - $19,038
Bloomberg US Aggregate Bond Index - $11,904
Bloomberg US 1000 Index - $34,884

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Income & Growth ETF Asset Allocation - I	9.51%	5.52%	4.83%
Income & Growth Blended Benchmark-1(a)	10.65%	5.47%	5.65%
Blended Secondary Benchmark(b)	9.73%	6.34%	6.65%
Bloomberg US Aggregate Bond Index*	6.08%	-0.73%	1.76%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 51,004,810
Holdings Count | shares	19
Advisory Fees Paid, Amount	$ 92,833
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$51,004,810
Number of Portfolio Holdings	19
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$92,833

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Income and Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	IETFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio" or "IETFX") for the period of January 1, 2025 to June 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/ietfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.78%*

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II) - $15,632
Income & Growth Blended Benchmark-1 (40% Equity) - $17,323
Blended Secondary Benchmark - $19,038
Bloomberg US Aggregate Bond Index - $11,904
Bloomberg US 1000 Index - $34,884

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Income & Growth ETF Asset Allocation - II	9.26%	5.25%	4.57%
Income & Growth Blended Benchmark-1(a)	10.65%	5.47%	5.65%
Blended Secondary Benchmark(b)	9.73%	6.34%	6.65%
Bloomberg US Aggregate Bond Index*	6.08%	-0.73%	1.76%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 51,004,810
Holdings Count | shares	19
Advisory Fees Paid, Amount	$ 92,833
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$51,004,810
Number of Portfolio Holdings	19
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$92,833

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Balanced ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Balanced ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/betfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%*

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation - I	11.11%	8.13%	6.32%
Balanced Blended Benchmark-1(a)	12.46%	8.35%	7.50%
Blended Secondary Benchmark(b)	11.59%	9.70%	9.02%
Bloomberg US Aggregate Bond Index*	6.08%	-0.73%	1.76%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 165,383,455
Holdings Count | shares	18
Advisory Fees Paid, Amount	$ 353,260
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$165,383,455
Number of Portfolio Holdings	18
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$353,260

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Balanced ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	BETFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio" or "BETFX") for the period of January 1, 2025 to June 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/betfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.78%*

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation - II	10.77%	7.85%	6.06%
Balanced Blended Benchmark-1(a)	12.46%	8.35%	7.50%
Blended Secondary Benchmark(b)	11.59%	9.70%	9.02%
Bloomberg US Aggregate Bond Index*	6.08%	-0.73%	1.76%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 165,383,455
Holdings Count | shares	18
Advisory Fees Paid, Amount	$ 353,260
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$165,383,455
Number of Portfolio Holdings	18
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$353,260

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Growth ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Growth ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/getfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.52%*

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation - I	12.70%	10.82%	7.83%
Growth Blended Benchmark-1(a)	14.20%	11.34%	9.30%
Blended Secondary Benchmark(b)	13.41%	13.12%	11.35%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 275,594,795
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 582,913
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$275,594,795
Number of Portfolio Holdings	15
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$582,913

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Growth ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	GETFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio" or "GETFX") for the period of January 1, 2025 to June 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/getfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.77%*

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation - II	12.34%	10.54%	7.55%
Growth Blended Benchmark-1(a)	14.20%	11.34%	9.30%
Blended Secondary Benchmark(b)	13.41%	13.12%	11.35%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 275,594,795
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 582,913
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$275,594,795
Number of Portfolio Holdings	15
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$582,913

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/agtfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%*

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation - I	13.81%	13.05%	8.92%
Aggressive Growth Blended Benchmark-1(a)	15.45%	13.65%	10.67%
Blended Secondary Benchmark(b)	14.73%	15.76%	13.08%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 209,805,970
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 443,687
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$209,805,970
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$443,687

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class Name	Class II
Trading Symbol	AGTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio" or "AGTFX") for the period of January 1, 2025 to June 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/agtfx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.78%*

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation - II	13.56%	12.77%	8.65%
Aggressive Growth Blended Benchmark-1(a)	15.45%	13.65%	10.67%
Blended Secondary Benchmark(b)	14.73%	15.76%	13.08%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 209,805,970
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 443,687
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$209,805,970
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$443,687

Holdings [Text Block]	WHAT DID THE PORTFOLIO INVEST IN? Sector Allocation*

*	As a percentage of net assets.
Holdings are subject to change.
ALPS/Alerian Energy Infrastructure Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	ALPS | Alerian Energy Infrastructure Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/alefx
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$48	0.95%*

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - I - NAV	26.19%	24.71%	7.13%
Alerian Midstream Energy Select Index	28.17%	26.65%	8.63%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 128,084,446
Holdings Count | shares	25
Advisory Fees Paid, Amount	$ 455,281
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$128,084,446
Number of Portfolio Holdings	25
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$455,281

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

Energy Transfer LP	8.83%
Enbridge, Inc.	7.84%
Enterprise Products Partners LP	7.12%
The Williams Cos., Inc.	6.48%
Kinder Morgan, Inc.	5.30%
Cheniere Energy, Inc.	5.17%
DT Midstream, Inc.	5.16%
Keyera Corp.	4.99%
Plains GP Holdings LP	4.97%
MPLX LP	4.95%
Total % of Top 10 Holdings	60.81%
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Energy Transfer LP	8.83%
Enbridge, Inc.	7.84%
Enterprise Products Partners LP	7.12%
The Williams Cos., Inc.	6.48%
Kinder Morgan, Inc.	5.30%
Cheniere Energy, Inc.	5.17%
DT Midstream, Inc.	5.16%
Keyera Corp.	4.99%
Plains GP Holdings LP	4.97%
MPLX LP	4.95%
Total % of Top 10 Holdings	60.81%

ALPS/Alerian Energy Infrastructure Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	ALPS | Alerian Energy Infrastructure Portfolio
Class Name	Class III
Trading Symbol	ALEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio" or "ALEFX") for the period of January 1, 2025 to June 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/alefx
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$66	1.30%*

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - III - NAV	25.65%	24.25%	6.74%
Alerian Midstream Energy Select Index	28.17%	26.65%	8.63%
Bloomberg US 1000 Index*	15.45%	16.15%	13.31%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 128,084,446
Holdings Count | shares	25
Advisory Fees Paid, Amount	$ 455,281
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$128,084,446
Number of Portfolio Holdings	25
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$455,281

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Top Ten Holdings*

Energy Transfer LP	8.83%
Enbridge, Inc.	7.84%
Enterprise Products Partners LP	7.12%
The Williams Cos., Inc.	6.48%
Kinder Morgan, Inc.	5.30%
Cheniere Energy, Inc.	5.17%
DT Midstream, Inc.	5.16%
Keyera Corp.	4.99%
Plains GP Holdings LP	4.97%
MPLX LP	4.95%
Total % of Top 10 Holdings	60.81%
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

Energy Transfer LP	8.83%
Enbridge, Inc.	7.84%
Enterprise Products Partners LP	7.12%
The Williams Cos., Inc.	6.48%
Kinder Morgan, Inc.	5.30%
Cheniere Energy, Inc.	5.17%
DT Midstream, Inc.	5.16%
Keyera Corp.	4.99%
Plains GP Holdings LP	4.97%
MPLX LP	4.95%
Total % of Top 10 Holdings	60.81%

ALPS Global Opportunity Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/avpex
Expenses [Text Block]	WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	1.10%*

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - I - NAV	12.82%	12.88%	9.02%
Red Rocks Global Listed Private Equity Index	19.70%	13.63%	9.01%
Morningstar Developed Markets Index*	16.08%	14.04%	10.25%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 23,357,383
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 64,653
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$23,357,383
Number of Portfolio Holdings	51
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$64,653

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

3i Group PLC	6.24%
KKR & Co., Inc.	5.13%
HgCapital Trust PLC	4.94%
Ares Management LP	4.82%
Berkshire Hathaway, Inc.	4.38%
Constellation Software, Inc.	4.10%
Brederode SA	3.97%
Apollo Global Management, Inc.	3.58%
Partners Group Holding AG	3.44%
Blackstone, Inc.	3.42%
Total % of Top 10 Holdings	44.02%

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

3i Group PLC	6.24%
KKR & Co., Inc.	5.13%
HgCapital Trust PLC	4.94%
Ares Management LP	4.82%
Berkshire Hathaway, Inc.	4.38%
Constellation Software, Inc.	4.10%
Brederode SA	3.97%
Apollo Global Management, Inc.	3.58%
Partners Group Holding AG	3.44%
Blackstone, Inc.	3.42%
Total % of Top 10 Holdings	44.02%

*	As a percentage of net assets.

Holdings are subject to change.

ALPS Global Opportunity Portfolio - Class III
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Portfolio
Class Name	Class III
Trading Symbol	AVPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio" or "AVPEX") for the period of January 1, 2025 to June 30, 2025 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.
Additional Information Phone Number	1-866-432-2926
Additional Information Website	https://www.alpsfunds.com/variable-insurance-trusts/avpex
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE PAST SIX MONTHS?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$71	1.40%*

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - III - NAV	12.61%	12.54%	8.68%
Red Rocks Global Listed Private Equity Index	19.70%	13.63%	9.01%
Morningstar Developed Markets Index*	16.08%	14.04%	10.25%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.
Net Assets	$ 23,357,383
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 64,653
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2025)
Net Assets	$23,357,383
Number of Portfolio Holdings	51
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$64,653

Holdings [Text Block]
WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

3i Group PLC	6.24%
KKR & Co., Inc.	5.13%
HgCapital Trust PLC	4.94%
Ares Management LP	4.82%
Berkshire Hathaway, Inc.	4.38%
Constellation Software, Inc.	4.10%
Brederode SA	3.97%
Apollo Global Management, Inc.	3.58%
Partners Group Holding AG	3.44%
Blackstone, Inc.	3.42%
Total % of Top 10 Holdings	44.02%

*	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings*

3i Group PLC	6.24%
KKR & Co., Inc.	5.13%
HgCapital Trust PLC	4.94%
Ares Management LP	4.82%
Berkshire Hathaway, Inc.	4.38%
Constellation Software, Inc.	4.10%
Brederode SA	3.97%
Apollo Global Management, Inc.	3.58%
Partners Group Holding AG	3.44%
Blackstone, Inc.	3.42%
Total % of Top 10 Holdings	44.02%

*	As a percentage of net assets.

Holdings are subject to change.